Sch1-STATEMENT OF COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (171,660)	$ (191,082)	$ (83,775)
Net unrealized gains on marketable securities	(980)	915	527
Translation adjustment	25	(63)	97
Other comprehensive (loss) income	(955)	852	624
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(172,615)	(190,230)	(83,151)
Parent [Member]
Net loss	(162,938)	(188,509)	(82,754)
Net unrealized gains on marketable securities	(980)	915	527
Translation adjustment	25	(63)	97
Other comprehensive (loss) income	(955)	852	624
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (163,893)	$ (187,657)	$ (82,130)